Derivatives (Tables)	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of the Company’s derivative financial instruments, on a gross basis, and the line items on the accompanying consolidated balance sheets to which they were recorded are summarized in the following table:

		June 30, 2023			December 31, 2022
		Asset	Liability	Notional	Asset	Liability	Notional
		(in thousands)			(in thousands)
Derivatives designated as hedging instruments:

Interest Rate Caps	Other Current Liabilities, Other Assets and Liabilities	$4,461	$—	$1,900,606	$12	$3,363	$2,100,606
Interest Rate Swap	Other Assets and Liabilities	$2,972	$—	$1,100,606	$—	$307	$1,100,606

Total derivatives designated as hedging instruments		$7,433	$—	$3,001,212	$12	$3,670	$3,201,212